Accrued expenses and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Accrued Expenses and Other Current Liabilities
Schedule of accrued liabilities and other current liabilities

(in thousands)	September 30, 2020	December 31, 2019
Professional fees	$332	$997
Compensation and related benefits	2,923	1,502
Research and development	12,238	507
Other	169	46
	$15,662	$3,052